Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) Operating activities
Net income (loss)	$ 41,768,404	$ (9,171,116)
Adjustments for:
Share-based payments	4,244,608	171,807
Depreciation on property and equipment	63,118	168,835
Depreciation of right-of-use assets	408,335	359,783
Amortization of intangibles assets	27,190	20,133
Amortization of contract assets	161,291
Finance costs	524,074	1,237,502
Change in fair value of investments	(44,626,698)	(176,237)
Loss on disposal of property and equipment	2,795
Deferred income taxes	706,000
Unrealized foreign exchange	30,704
Impairment of plasma atomization system and related inventory		2,367,531
Cash flows from (used in) operations before changes in balances related to operations	3,309,821	(5,021,762)
Net change in balances related to operations [note 21]	(4,124,808)	1,722,952
Cash flows provided by (used in) Operating activities	(814,987)	(3,298,810)
Investing activities
Additions to property and equipment	(702,111)	(822,953)
Additions to intangible assets	(113,564)	(165,673)
Purchase of strategic investments	(4,158,240)
Disposal of strategic investments	9,905,447	261,000
Other		(13,357)
Cash flows provided by (used in) Investing activities	4,931,532	(740,983)
Financing activities
Interest paid	(395,013)	(572,860)
Repayment of term loans	(117,154)
Repayment of SR&ED and term loans	(440,233)	(247,200)
Repayment of lease liabilities	(1,363,050)	(131,321)
Repayment of promissory notes	(295,000)
Repayment of convertible debentures	(358,500)
Proceeds from issuance of convertible loans	903,000
Proceeds from issuance of other term loans	195,919	458,187
Proceeds from warrants exercise	5,623,322	0
Proceeds from exercise of options	759,400	306,360
Proceeds from issuance of shares [note 19]	12,076,380	3,722,472
Share issue costs	(1,640,052)	(106,395)
Shares repurchase for cancellation	(964,391)
Cash flows provided by (used in) Financing activities	13,984,628	3,429,243
Effect of exchange rate changes on cash denominated in foreign currencies	(30,705)
Net increase (decrease) in cash and cash equivalents	18,070,468	(610,550)
Cash and cash equivalents - beginning of year	34,431	644,981
Cash and cash equivalents - end of year	18,104,899	34,431
Non-cash transactions:
Purchase of intangible assets included in accounts payable	113,826	31,484
Purchase of property and equipment included in accounts payable	27,870	166,638
Interest included in accounts payables		259,447
Cost reduction of property and equipment related to government assistance and investment tax credits receivable		80,146
Issuance of common shares upon exercise of convertible debentures	2,695,500
Issuance of common shares upon conversion of loan	827,560
Initial recognition of contract assets and commissions payables	855,592
Proceeds from disposal of strategic investments included in other receivables	892,609
HPQ shares received in lieu of payment of accounts receivable	395,514
Fair value of HPQ warrants exercised	337,500
Initial recognition or modification of lease liabilities and right-of-use assets [note 12]:	366,566	4,102,552
Lease liabilities	$ 366,566	4,116,347
Accounts payable and deferred leases reclassified in right-of-use assets		11,333
Computer equipment reclassified in right-of-use assets		29,266
Capital lease obligations reclassified in lease liabilities		$ 31,728